Goldman Sachs MarketBeta Emerging Markets Equity ETF Investment Objectives and Goals - Goldman Sachs MarketBeta Emerging Markets Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs MarketBeta® Emerging Markets Equity ETF—SummaryTicker: GSEE Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Emerging Markets Large & Mid Cap Index (the “Index”).